Other administrative expenses (Tables)	12 Months Ended
Dec. 31, 2017
Other administrative expenses (Tables) [Abstract]
Other administrative expenses

14.  Other administrative expenses

	R$ thousand
	Years ended December 31
	2017	2016	2015
Outsourced services	(4,748,308)	(4,871,194)	(4,139,058)
Communication	(1,684,153)	(1,653,055)	(1,427,685)
Data processing	(2,117,085)	(1,612,454)	(1,222,433)
Advertising and marketing	(942,851)	(1,124,659)	(963,308)
Asset maintenance	(1,158,840)	(1,060,856)	(926,001)
Financial system	(1,033,017)	(1,047,618)	(830,199)
Rental	(1,142,166)	(1,027,561)	(887,412)
Security and surveillance	(818,221)	(736,547)	(606,292)
Transport	(782,444)	(719,842)	(631,085)
Water, electricity and gas	(405,515)	(384,069)	(339,267)
Advances to FGC (Deposit Guarantee Association)	(418,670)	(355,540)	(303,094)
Supplies	(263,527)	(321,509)	(315,135)
Travel	(261,911)	(174,772)	(157,723)
Other	(1,105,753)	(1,059,887)	(973,278)
Total	(16,882,461)	(16,149,563)	(13,721,970)